Income Taxes (Details of Change in Unrecognized Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 42	$ 37
Increases due to tax positions related to current year	6	6
Increases due to tax positions related to a prior year	1	2
Decreases due to tax positions related to a prior year	(3)	(3)
Balance, December 31	$ 46	$ 42